ENTITY-WIDE DISCLOSURE: (Tables)	12 Months Ended
Dec. 31, 2014
ENTITY-WIDE DISCLOSURE: [Abstract]
Schedule of net revenues by geographic area
	Year ended December 31
	2014	2013	2012
United States	$2,305	$1,151	$209
Germany	2,500	206	409
Israel	609	47	468
Total revenues	$5,414	$1,404	$1,086

Schedule of revenues from single customers that exceed 10% of total revenues
	Year ended
	December 31
	2014	2013	2012
Customer A	$732	$336	$-
Customer B	$1,032	$597	$-
Customer C	$2,500	$206	$409
Customer D	$541	$174	$-
Customer E	$609	$47	$312
Customer F	$-	$-	$209